Annual Fund Operating Expenses	Jan. 31, 2026
FundX ETF | FundX ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.15%	[1]
Expenses (as a percentage of Assets)	1.15%
FundX Aggressive ETF | FundX Aggressive ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.27%	[2]
Expenses (as a percentage of Assets)	1.27%
FundX Flexible ETF | FundX Flexible ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.27%	[3]
Expenses (as a percentage of Assets)	0.97%
FundX Conservative ETF | FundX Conservative ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.20%	[4]
Expenses (as a percentage of Assets)	1.20%
FundX Future Fund Opportunities ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
FundX Future Fund Opportunities ETF | FundX Future Fund Opportunities ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.03%	[1]
Expenses (as a percentage of Assets)	1.02%

[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.